Share-based payment arrangements - Rollforward of outstanding share-based payments arrangements (Details 3) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of outstanding share options [Abstract]
Exercised during the year	(270,242)	(597,703)
Equity-settled share-based payment arrangement | Stock options plan (SOP)
Reconciliation of outstanding share options [Abstract]
Outstanding at January 1	4,069,844	4,158,492
Forfeited during the year	(405,998)	(14,523)
Exercised during the year	(312,631)	(93,018)
Modification during the year	0	(75,219)
Granted during the year	495,998	94,112
Outstanding at December 31	3,847,213	4,069,844
Exercisable at December 31	1,999,336	1,585,656
Equity-settled share-based payment arrangement | Incentive stock options (ISO)
Reconciliation of outstanding share options [Abstract]
Outstanding at January 1	93,896	83,522
Forfeited during the year	(45,941)	0
Exercised during the year	(11,000)	0
Modification during the year	0	0
Granted during the year	447,100	10,374
Outstanding at December 31	484,055	93,896
Exercisable at December 31	38,211	18,779
Equity-settled share-based payment arrangement | Restricted stock units (RSU)
Reconciliation of outstanding share options [Abstract]
Outstanding at January 1	1,209,759	1,446,312
Forfeited during the year	(206,439)	0
Exercised during the year	(421,939)	(504,685)
Modification during the year	0	0
Granted during the year	804,861	268,132
Outstanding at December 31	1,386,242	1,209,759
Exercisable at December 31	0	0
Equity-settled share-based payment arrangement | Matching Shares [Member]
Reconciliation of outstanding share options [Abstract]
Outstanding at January 1	6,719	0
Forfeited during the year	(546)	0
Exercised during the year	0	0
Modification during the year	0	0
Granted during the year	0	6,719
Outstanding at December 31	6,173	6,719
Exercisable at December 31	0	0
Cash-settled share-based payment arrangement | Stock options plan (SOP)
Reconciliation of outstanding share options [Abstract]
Outstanding at January 1	92,322	92,322
Forfeited during the year	0	0
Exercised during the year	(3,000)	0
Modification during the year	0	0
Granted during the year	17,267
Outstanding at December 31	106,589	92,322
Exercisable at December 31	52,529	44,570
Cash-settled share-based payment arrangement | Restricted stock units (RSU)
Reconciliation of outstanding share options [Abstract]
Outstanding at January 1	0
Forfeited during the year	0
Exercised during the year	0
Modification during the year	0
Granted during the year	15,480
Outstanding at December 31	15,480	0
Exercisable at December 31	0